Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Hodges Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Hodges Fund | Hodges Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.87%	14.76%	8.54%
Hodges Fund | Hodges Fund Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.58%	14.44%	7.80%
Hodges Fund | Hodges Fund Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.06%	11.91%	6.67%
Hodges Small Cap Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Hodges Small Cap Fund | Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Hodges Small Cap Fund | Hodges Small Cap Fund Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	20.18%	13.91%	8.06%
Hodges Small Cap Fund | Hodges Small Cap Fund Retail Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.60%	11.52%	6.23%
Hodges Small Cap Fund | Hodges Small Cap Fund Retail Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.72%	10.74%	6.07%
Hodges Small Cap Fund | Hodges Small Cap Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	20.47%	14.20%	8.34%
Hodges Small Intrinsic Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Hodges Small Intrinsic Value Fund | Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Hodges Small Intrinsic Value Fund | Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	1.49%	10.71%	7.96%
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Retail Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.80%	10.08%	7.33%
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Retail Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.45%	8.47%	6.33%
Hodges Blue Chip Equity Income Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Hodges Blue Chip Equity Income Fund | Russell 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	32.11%	15.27%	12.76%
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.14%	13.16%	10.83%
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.66%	11.83%	9.99%